Fees Summary	Mar. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Fee Amount	$ 146,308.42
Interest Amount	0.00
Total Offset Amount	0.00
Net Fee	$ 146,308.42
Offset Table N/A	N/A
Securities 424I N/A
Total Fee and Interest Amount	146,308.42